Financial Risk Management and Capital Management - Schedule of Interest Rate Risk (Details) - AUD ($)	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Schedule of Interest Rate Risk [Line Items]
Interest rate, Sensitivity	(1.65%)	[1]	(1.65%)	[1],[2]	(1.65%)	[2]
Interest rate, Profit	$ (147,492)		$ (5,247)		$ (11,871)
Interest rate, Equity	$ (147,492)		$ (5,247)		$ (11,871)
Interest rate [Member]
Schedule of Interest Rate Risk [Line Items]
Interest rate, Sensitivity	1.65%	[1]	1.65%	[1],[2]	1.65%	[2]
Interest rate, Profit	$ 147,492		$ 5,247		$ 11,871
Interest rate, Equity	$ 147,492		$ 5,247		$ 11,871

[1]	The method used to arrive at the possible change of 165 basis points (2025: 165 basis points) was based on the analysis of the absolute nominal change of the Reserve Bank of Australia (RBA) monthly issued cash rate. Historical rates indicate that for the past five financial years, interest rate movements ranged between 0 to 165 basis points. It is considered that 165 basis points a ‘reasonably possible’ estimate as it accommodates for the maximum variations inherent in the interest rate movement over the past five years.
[2]	The method used to arrive at the possible change of 165 basis points (2024: 165 basis points) was based on the analysis of the absolute nominal change of the Reserve Bank of Australia (RBA) monthly issued cash rate. Historical rates indicate that for the past five financial years, interest rate movements ranged between 0 to 165 basis points. It is considered that 165 basis points a ‘reasonably possible’ estimate as it accommodates for the maximum variations inherent in the interest rate movement over the past five years.